Parent Company Financial Statement, As Restated - Condensed Statement of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income:
Interest income	$ 14,276	$ 12,244	$ 40,417	$ 34,615	$ 46,907	$ 40,210
Expense:
Interest on borrowings	389	405	1,395	1,180	1,726	1,248
Salaries and benefits	6,623	5,271	19,524	17,774	23,338	21,094
Professional services	624	410	1,249	1,159	1,845	1,745
Other noninterest expense	599	511	1,872	1,754	2,410	2,802
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary	3,490	3,105	9,363	6,497	8,340	5,324
Income tax (benefit)	719	1,103	1,898	2,267	3,587	1,609
Net income	2,771	2,002	7,465	4,230	4,753	3,715
Comprehensive income	$ 2,710	$ 1,977	$ 6,828	$ 4,077	4,252	3,841
Parent Company
Income:
Interest income						2
Total income						2
Expense:
Interest on borrowings					345	113
Salaries and benefits					1,424	1,109
Stock-based compensation expense					1,520	1,069
Professional services					563	549
Directors fees					212	47
Other noninterest expense					132	125
Total expense					4,196	3,012
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary					(4,196)	(3,010)
Income tax (benefit)					(986)	(706)
Income (loss) before equity in undistributed income of subsidiaries					(3,210)	(2,304)
Equity in income of subsidiary					7,963	6,019
Net income					4,753	3,715
Comprehensive income					$ 4,252	$ 3,841